CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating activities
Net income	¥ 8,754,457	$ 1,233,040	¥ 6,658,966	¥ 4,701,327
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	254,976	35,913	178,980	248,027
Depreciation and amortization	2,875,209	404,965	2,670,546	2,221,768
Loss on disposal of property and equipment	10,160	1,431	41,517	32,129
Impairment of property and equipment	76,616	10,791	0	0
Provision for credit losses	142,131	20,019	134,436	36,348
Amortization of issuance cost of convertible senior notes	40,473	5,701	12,634
Deferred income tax	157,782	22,223	244,616	(192,091)
Gain on disposal of equity investees and subsidiaries and others	(5,485)	(773)	(69,598)	(2,357)
Impairment of equity investees			26,328
Share of loss/(gain) in equity method investments	(4,356)	(614)	(5,844)	32,419
Gain of fair value changes of financial instruments	(164,517)	(23,172)	(46,246)	(52,909)
Foreign currency exchange loss/(gain)	(93,543)	(13,175)	(147,254)	56,467
Changes in operating assets and liabilities:
Accounts receivable	244,416	34,425	(14,879)	(209,855)
Financing receivables	(179,780)	(25,321)	127,521	(639,375)
Inventories	12,463	1,755	28,958	(29,965)
Advances to suppliers	27,578	3,884	(227,328)	(90,835)
Prepayments and other current assets	(753,431)	(106,119)	59,313	(774,302)
Amounts due from related parties	89,695	12,633	(140,864)	(51,398)
Operating lease right-of-use assets	57,665	8,122	88,732	(20,979)
Long-term financing receivables	323,437	45,555	114,277	507,353
Other non-current assets	(103,587)	(14,590)	37,382	(19,308)
Accounts payable	364,578	51,350	528,299	354,478
Advances from customers	371,036	52,259	148,142	113,800
Amounts due to related parties	185,545	26,133	26,352	6,131
Income tax payable	109,106	15,367	135,884	53,731
Operating lease liabilities	(9,469)	(1,334)	(67,019)	58,211
Other current liabilities	577,812	81,383	690,457	881,402
Notes payable			245,000
Net cash provided by operating activities	13,360,967	1,881,851	11,479,308	7,220,217
Cash flows from investing activities
Purchases of property and equipment	(6,528,833)	(919,567)	(7,067,744)	(8,360,497)
Purchases of land use rights	(140,948)	(19,852)	(344,988)	(967,284)
Investments in equity investees			(94,400)	(569,751)
Purchases of short-term investment	(11,261,190)	(1,586,105)	(9,563,852)	(13,193,447)
Maturity of short-term investment	9,798,273	1,380,058	6,713,982	14,054,096
Purchases of long-term investment	(10,090,353)	(1,421,196)	(6,388,768)	(225,000)
Maturity of long-term investment	5,240,732	738,142	284,000	845,110
Net cash received from disposal of equity investees	413,931	58,301	100,000	200
Net cash in (out) in relation to disposal of a subsidiary	62,998	8,873	230,799	(100,714)
Repayment of amounts due from related parties	6,600	930
Loan to related parties				(70,000)
Loan to employees	(66,590)	(9,379)	(60,285)	(339,412)
Repayments of loan to employees	169,049	23,810	36,416	51,887
Proceeds from disposal of property and equipment and others	143,580	20,223	112,950	118,279
Net cash used in investing activities	(12,252,751)	(1,725,762)	(16,041,890)	(8,756,533)
Cash flows from financing activities
Payment of issuance cost			(228)	(887)
Proceeds from disposal of equity interests in subsidiaries			26,217	12,933
Capital contribution from non-controlling interest shareholder	19,348	2,725	275,950	380,301
Proceeds from short-term borrowings	12,279,050	1,729,468	7,669,943	6,944,722
Repayment of short-term borrowings	(9,924,563)	(1,397,845)	(5,883,561)	(4,918,934)
Repurchase of ordinary shares	(1,006,451)	(141,756)	(84,547)	(3,810,586)
Payment of dividends	(2,072,509)	(291,907)	(1,323,205)	(1,353,969)
Acquisition of non-controlling interests of subsidiaries	(64,711)	(9,114)	(39,129)	(157,565)
Proceeds from issuance of convertible senior notes, net of issuance cost paid of RMB120,099 and capped call option of RMB373,139			6,416,762
Net cash (used in)/ provided by financing activities	(769,836)	(108,429)	7,058,202	(2,903,985)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	109,843	15,471	338,106	(150,430)
Net change in cash, cash equivalents and restricted cash	448,223	63,131	2,833,726	(4,590,731)
Cash, cash equivalents and restricted cash at beginning of year	12,603,087	1,775,107	9,769,361	14,360,092
Cash, cash equivalents and restricted cash at end of year	¥ 13,051,310	$ 1,838,238	¥ 12,603,087	¥ 9,769,361